Leases (Details 1) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Remaining right-of-use assets		$ 47,096	$ 76,520
Short-term operating lease liabilities	$ 23,954	33,331	28,838
Long-term operating lease liabilities	0	15,158	48,489
Total operating lease liabilities	23,954	48,489	77,327
Operating lease, right-of-use asset	$ 23,021	$ 47,096	$ 76,520